REVENUE- Disaggregated by major business lines (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregated by major business lines
Revenue	¥ 345,857	¥ 199,615
L4 business
Disaggregated by major business lines
Revenue	179,475	123,932
Other businesses
Disaggregated by major business lines
Revenue	¥ 166,382	¥ 75,683